OFFSETTING ASSETS AND LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Offsetting [Abstract]
OFFSETTING ASSETS AND LIABILITIES	OFFSETTING ASSETS AND LIABILITIESCertain financial instruments are eligible for offset on our unaudited condensed consolidated balance sheets under GAAP. Our securities borrowing and lending agreements are subject to master netting arrangements and collateral arrangements and meet the GAAP guidance to qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. Our policy is to recognize amounts subject to master netting arrangements on a gross basis on the unaudited condensed consolidated balance sheets.
Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,	June 30,
(in thousands)	2020	2021
Assets	Securities borrowed
Gross amount of securities borrowed	$372	$754
Gross amount offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of assets presented on the unaudited condensed consolidated balance sheets(1)	372	754
Gross amount of securities borrowed not offset in the unaudited condensed consolidated balance sheets:
Securities borrowed	372	754
Security collateral received	(361)	(727)
Net amount	$11	$27

Liabilities	Securities loaned
Gross amount of securities loaned	$1,921,118	$2,642,900
Gross amount of securities loaned offset on the unaudited condensed consolidated balance sheets	—	—
Amounts of liabilities presented on the unaudited condensed consolidated balance sheets	1,921,118	2,642,900
Gross amount of securities loaned not offset on the unaudited condensed consolidated balance sheets:
Securities loaned	1,921,118	2,642,900
Security collateral pledged	(1,787,819)	(2,531,114)
Net amount	$133,299	$111,786
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(1)Securities borrowed are included in receivable from brokers, dealers and clearing organizations in the unaudited condensed consolidated balance sheets.
We also obtain securities under margin agreements on terms which permit us to pledge and/or transfer securities to others. As of December 31, 2020 and June 30, 2021, we were permitted to re-pledge securities with a fair value of $4,632.6 million and $7,517.0 million under the margin agreements and $0.4 million and $0.7 million under the securities lending agreements. As of June 30, 2021, we re-pledged $165.5 million of the permitted to re-pledge amount with clearing organizations to meet deposit requirements. Gross obligations for securities loaned transactions are pledged entirely with collateral in the form of equity and have an open contractual maturity.	OFFSETTING ASSETS AND LIABILITIESCertain financial instruments are eligible for offset on our consolidated balance sheets under U.S. GAAP. Our securities borrowing and lending agreements are subject to master netting arrangements and collateral arrangements and meet the U.S. GAAP guidance to qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. Our policy is to recognize amounts subject to master netting arrangements on a gross basis on the consolidated balance sheets.
Our assets and liabilities subject to master netting arrangements are as follows:

	December 31,
(in thousands)	2019	2020
Assets	Securities borrowed
Gross amount of securities borrowed	$438	$372
Gross amount offset on the consolidated balance sheets	—	—
Amounts of assets presented on the consolidated balance sheets(1)	438	372
Gross amount of securities borrowed not offset in the consolidated balance sheets:
Securities borrowed	438	372
Security collateral received	(425)	(361)
Net amount	$13	$11

Liabilities	Securities loaned
Gross amount of securities loaned	$674,029	$1,921,118
Gross amount of securities loaned offset on the consolidated balance sheets	—	—
Amounts of liabilities presented on the consolidated balance sheets	674,029	1,921,118
Gross amount of securities loaned not offset on the consolidated balance sheets:
Securities loaned	674,029	1,921,118
Security collateral pledged	(654,589)	(1,787,819)
Net amount	$19,440	$133,299
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(1)Securities borrowed is included in receivable from brokers, dealers and clearing organizations in the consolidated balance sheets.
We also obtain securities under margin agreements on terms which permit us to pledge and/or transfer securities to others. As of December 31, 2019 and 2020, we were permitted to re-pledge securities with a fair value of $896.2 million and $4,632.6 million under the margin agreements and $0.4 million and $0.4 million under the master securities lending agreement. Gross obligations for securities loaned transactions are pledged entirely with collateral in the form of equity and have an open contractual maturity.